UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Belgium (3.7%)

Anheuser-Busch InBev NV	73,716	$3,915,979

Telenet Group Holding NV(NON)	38,371	1,408,182

		5,324,161
Finland (0.8%)

Metso Corp. OYJ	41,148	1,200,962

		1,200,962
France (17.6%)

ArcelorMittal	44,072	705,058

Arkema	23,017	1,338,931

AXA SA	122,572	1,594,163

BioMerieux	8,476	740,079

BNP Paribas SA	53,935	2,138,461

Christian Dior SA	23,808	2,667,897

Sanofi	76,969	5,062,203

Schneider Electric SA	33,736	1,819,349

Technip SA	20,191	1,618,559

Total SA	117,135	5,173,238

Valeo SA	24,038	1,011,114

Vinci SA	38,684	1,663,864

		25,532,916
Germany (16.2%)

BASF SE	50,877	3,092,150

Biotest AG (Preference)	24,094	1,175,171

Deutsche Bank AG	42,343	1,477,793

Deutsche Post AG	174,389	2,232,558

Henkel AG & Co. KGaA	29,678	1,579,613

Kabel Deutschland Holding AG(NON)	41,149	2,221,850

MTU Aero Engines Holding AG	24,833	1,559,507

Porsche Automobil Holding SE (Preference)	48,129	2,307,816

Rheinmetall AG	15,918	747,793

SAP AG	40,861	2,086,399

Siemens AG	37,280	3,373,615

Suedzucker AG	59,223	1,683,252

		23,537,517
Ireland (2.8%)

Kerry Group PLC Class A	77,966	2,734,218

WPP PLC	145,306	1,342,483

		4,076,701
Israel (1.0%)

Teva Pharmaceutical Industries, Ltd. ADR	37,400	1,392,028

		1,392,028
Italy (0.8%)

Fiat SpA	199,647	1,080,812

		1,080,812
Netherlands (2.1%)

Gemalto NV	15,351	733,069

ING Groep NV GDR(NON)	331,289	2,335,533

		3,068,602
Norway (1.3%)

DnB NOR ASA	194,049	1,944,623

		1,944,623
Poland (0.8%)

Warsaw Stock Exchange	88,922	1,137,432

		1,137,432
Russia (2.7%)

Gazprom OAO ADR	105,304	1,007,281

Sberbank of Russia ADR(NON)	144,705	1,262,221

Synergy Co.(NON)	34,574	1,037,220

Uralkali GDR	19,777	673,411

		3,980,133
Spain (1.0%)

Banco Santander Central Hispano SA	180,226	1,475,830

		1,475,830
Switzerland (9.8%)

Credit Suisse Group(NON)	30,467	791,467

Nestle SA	38,053	2,094,096

Novartis AG	105,274	5,881,784

Swiss Re AG(NON)	47,982	2,235,647

Swisscom AG	1,826	742,775

Syngenta AG(NON)	4,982	1,292,059

Wolseley PLC	44,955	1,121,119

		14,158,947
United Kingdom (37.6%)

Barclays PLC	702,144	1,726,792

BG Group PLC	171,582	3,273,288

BP PLC	260,934	1,567,918

British American Tobacco (BAT) PLC	88,357	3,751,852

Carillion PLC	519,591	2,685,720

Centrica PLC	611,975	2,818,353

Compass Group PLC	154,906	1,254,934

HSBC Holdings PLC	186,660	1,425,200

Kingfisher PLC	678,623	2,606,031

Pearson PLC	96,326	1,698,573

Prudential PLC	215,382	1,846,864

Reckitt Benckiser Group PLC	67,388	3,413,157

Rio Tinto PLC	84,656	3,745,658

Royal Dutch Shell PLC Class A	201,472	6,260,141

SSE PLC	115,433	2,312,750

Telecity Group PLC(NON)	198,952	1,720,043

TUI Travel PLC	451,474	1,042,248

Tullow Oil PLC	67,256	1,367,030

Virgin Media, Inc.	40,933	996,719

Vodafone Group PLC	2,051,648	5,307,748

WM Morrison Supermarkets PLC	495,686	2,239,238

Xstrata PLC	122,188	1,535,214

		54,595,471

Total common stocks (cost $158,886,632)		$142,506,135

TOTAL INVESTMENTS

Total investments (cost $158,886,632(b)		$142,506,135

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts
OAO	Open Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $145,054,631.
(b)	The aggregate identified cost on a tax basis is $160,505,514, resulting in gross unrealized appreciation and depreciation of $7,110,751 and $25,110,130, respectively, or net unrealized depreciation of $17,999,379.
(NON)	Non-income-producing security.
The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $390 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $22,996,056 and $24,328,785, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Oil, gas, and consumable fuels	12.9%
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Belgium	$—	$5,324,161	$—
Finland	—	1,200,962	—
France	—	25,532,916	—
Germany	—	23,537,517	—
Ireland	—	4,076,701	—
Israel	1,392,028	—	—
Italy	—	1,080,812	—
Netherlands	—	3,068,602	—
Norway	—	1,944,623	—
Poland	—	1,137,432	—
Russia	—	3,980,133	—
Spain	—	1,475,830	—
Switzerland	1,121,119	13,037,828	—
United Kingdom	996,719	53,598,752	—
Total common stocks	3,509,866	138,996,269	—

Totals by level	$3,509,866	$138,996,269	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011